Employee benefit plans (Tables)	12 Months Ended
Dec. 31, 2022
Employee benefit plans
Schedule of defined benefit pension plans

Benefit obligation for defined benefit plans
in € THOUS	2022	2021
Partially funded obligations
U.S. plan	331,158	417,889
French plan	5,926	6,459

Unfunded obligations
German plan	394,432	649,270
French plans	10,700	10,928

Total benefit obligations	742,216	1,084,546

Net pension liability

in € THOUS

	2022	2021
Change in benefit obligation:
Benefit obligation at beginning of year	1,084,546	996,237
Foreign currency translation (gains) losses	27,307	32,169
Current service cost	42,367	37,409
Past service cost	(512)	988
Interest cost	22,466	20,298
Transfer of plan participants	219	(247)
Actuarial (gains) losses arising from changes in financial assumptions	(405,106)	26,504
Actuarial (gains) losses arising from changes in demographic assumptions	756	1,540
Actuarial (gains) losses arising from experience adjustments	3,298	(3,150)
Remeasurements	(401,052)	24,894
Benefits paid	(33,125)	(26,828)
Settlements	—	(374)
Benefit obligation at end of year	742,216	1,084,546

Change in plan assets:
Fair value of plan assets at beginning of year	335,170	311,073
Foreign currency translation gains (losses)	21,974	25,869
Interest income from plan assets	10,539	9,504
Actuarial gains (losses) arising from experience adjustments	(82,457)	9,113
Actual return on plan assets	(71,918)	18,617
Employer contributions	1,127	1,005
Benefits paid	(26,892)	(21,394)
Fair value of plan assets at end of year	259,461	335,170
Net funded position at end of year	482,755	749,376
Benefit plans offered by other subsidiaries	45,467	45,270
Net pension liability at end of year	528,222	794,646

Pension plan assets and liabilities
in € THOUS	2022	2021
Pension plan liabilities
U.S. plan	71,790	82,823
German plan	394,432	649,270
French plans	16,533	17,283
Total	482,755	749,376
Thereof current(1)	9,193	8,085
Thereof non-current(2)	473,562	741,291

Benefit plans offered by other subsidiaries
Pension assets (3)	—	(385)
Current pension liabilities(1)	4,810	4,324
Non-current pension liabilities(2)	40,657	41,331
Total other pension liabilities, net	45,467	45,270
(1)	Recorded in the line item “Current provisions and other current liabilities” in the consolidated balance sheets.
(2)	Recorded in non-current liabilities as “Pension liabilities” in the consolidated balance sheets.
(3)	Recorded as “Other non-current assets” in the consolidated balance sheets.

Schedule of weighted-average assumptions utilized in determining benefit obligations	Weighted average assumptions in %

	2022	2021

Discount rate	4.86	2.02
Rate of compensation increase	3.22	3.17
Rate of pension increase	2.00	1.75

Schedule of sensitivity analysis

Sensitivity analysis

in € THOUS

	0.5% increase	0.5% decrease

Discount rate	(51,498)	58,360
Rate of compensation increase	8,447	(8,289)
Rate of pension increase	24,819	(22,605)

An increase of the mortality rate of 10% would reduce the pension liability by €17,215, while a decrease of 10% would increase the pension liability by €19,187 as of December 31, 2022.

Schedule of components of net periodic benefit cost

Components of net periodic benefit cost

in € THOUS

	2022	2021	2020

Service cost	42,367	37,409	40,213
Net interest cost	11,927	10,794	10,452
Prior service cost	(512)	988	(244)
(Gains) losses from settlements	—	(374)	(331)
Net periodic benefit costs	53,782	48,817	50,090

Schedule of weighted-average assumptions utilized in determining net periodic benefit cost	Weighted average assumptions in %

	2022	2021	2020

Discount rate	2.02	2.02	2.35
Rate of compensation increase	3.17	3.17	3.18
Rate of pension increase	1.75	1.46	1.70

Schedule of expected benefit payments	Defined benefit pension plans: cash outflows in € THOUS

	2022	2021

1 year	30,996	28,191
1 – 3 years	67,545	60,421
3 – 5 years	75,674	67,795
5 – 10 years	216,216	196,501
Total	390,431	352,908

Schedule of pension plan assets

Fair values of plan assets
in € THOUS
		Quoted prices				Quoted prices
		in active				in active
		markets for	Significant	Significant		markets for	Significant	Significant
		identical	observable	unobservable		identical	observable	unobservable
Asset category	Total	assets	inputs	inputs	Total	assets	inputs	inputs
		(Level 1)	(Level 2)	(Level 3)		(Level 1)	(Level 2)	(Level 3)

		2022				2021
Equity investments
Index funds(1)	73,252	8,588	64,664	—	94,384	9,850	84,534	—

Fixed income investments
Government securities(2)	3,996	3,789	207	—	9,221	8,964	257	—
Corporate bonds(3)	169,634	—	169,634	—	211,992	—	211,992	—
Other bonds(4)	9,995	—	3,897	6,098	15,529	—	7,313	8,216
U.S. treasury money market funds(5)	2,491	2,491	—	—	3,940	3,940	—	—

Other types of investments
Cash, money market and mutual funds(6)	93	93	—	—	104	104	—	—
Total	259,461	14,961	238,402	6,098	335,170	22,858	304,096	8,216
(1)	This category comprises low-cost equity index funds not actively managed that track the S&P 500, S&P 400, Russell 2000, MSCI Emerging Markets Index and the Morgan Stanley International EAFE Index.
(2)	This Category comprises fixed income investments by the U.S. government and government sponsored entities.
(3)	This Category primarily represents investment grade bonds of U.S. issuers from diverse industries.
(4)	This Category comprises private placement bonds as well as collateralized mortgage obligations.
(5)	This Category represents funds that invest in U.S. treasury obligations directly or in U.S. treasury backed obligations.
(6)	This Category represents cash, money market funds as well as mutual funds comprised of high grade corporate bonds.